Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2019	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Income tax rate					10.00%
Deferred tax liability			¥ 213,384	¥ 171,803
Significant unrecognized tax benefit			0	0	¥ 0
Interest related to penalties			0	0	0
Significant impact on the unrecognized tax benefits for next twelve months			0	0	¥ 0
Withholding Tax Amount Paid				¥ 220,000
Deferred tax liabilities Withholding income tax			207,428
Tantan Limited [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate	15.00%			0.00%	15.00%
Momo Technology HK Company Limited [Member]
Income Tax Contingency [Line Items]
Special Dividend received			1,300,000	¥ 2,200,000
Withholding Tax Amount Paid			¥ 130,000	¥ 220,000
High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate			15.00%
Inland Revenue, Singapore (IRAS) [Member]
Income Tax Contingency [Line Items]
Income tax rate			17.00%
Operating loss carry forward			¥ 100,466
Parent Company [Member]
Income Tax Contingency [Line Items]
Withholding Tax Amount Paid			¥ 130,000
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits			2017
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits			2021
PRC [Member]
Income Tax Contingency [Line Items]
Income tax rate			25.00%	25.00%	25.00%
Withholding income tax rate for dividends distributed by the PRC subsidiaries			10.00%
Deferred tax liability			¥ 0
Operating loss carry forward			¥ 594,333
Operating loss carry forward period			5 years	5 years
PRC [Member] | High And New Technology Enterprise ("HNTE") [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward period			10 years	10 years
PRC [Member] | Chengdu Momo Technology Company Limited Investment [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate			15.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries			5.00%
PRC [Member] | 2015 - 2016 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Tax exemption period		2 years
PRC [Member] | 2017 - 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member]
Income Tax Contingency [Line Items]
Reduced tax rate period		3 years
Income Tax Preferential Tax Rate		12.50%
PRC [Member] | Fiscal Year 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate				10.00%
PRC [Member] | Fiscal Year 2019 [Member] | Beijing Momo Information Technology Co., Ltd. [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Income Tax Preferential Tax Rate			12.50%
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Income tax rate			25.00%		25.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Operating loss carry forward			¥ 231,374
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise			25.00%
Hong Kong [Member] | The first 2 million Hong Kong dollars of profits [Member]
Income Tax Contingency [Line Items]
Income tax rate			8.25%
Hong Kong [Member] | Remaining profits [Member]
Income Tax Contingency [Line Items]
Income tax rate			16.50%